Vessels, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Movement in Property, Plant and Equipment [Roll Forward]
Vessels, Beginning Balance	$ 1,515,370	$ 1,292,237
Transfer from advances for vessels under construction and acquisition and other vessel costs	26,676	152,314
Acquisitions, improvements and other vessel costs	144,544	70,819
Vessels, Ending Balance	1,686,590	1,515,370
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning Balance	(304,232)	(245,518)
Depreciation	(61,983)	(58,714)
Accumulated depreciation, Ending Balance	(366,215)	(304,232)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels net book value, Beginning Balance	1,211,138	1,046,719
Vessels net book value, Ending Balance	$ 1,320,375	$ 1,211,138